Commitments (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum lease obligations for operating leases
2020	$135,182
2021	98,863
2022	8,195
Total	$242,240